DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Backstop Agreement (Details) - Vast Solar Pty Ltd $ / shares in Units, $ in Millions	Oct. 19, 2023 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Share Price (in dollars) | $ / shares	$ 10.20
Investment amount that will be reduced pursuant to backstop	$ 15.0
Maximum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Aggregate Amount	$ 15.0